--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               SEPTEMBER 30, 2002
--------------------------------------------------------------------------------



                                   VALUE LINE
                                      U.S.
                                  MULTINATIONAL
                                     COMPANY
                                   FUND, INC.



                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS



INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas

                       New York, NY 10036
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Alan N. Hoffman
                       VICE PRESIDENT
                       Philip J. Orlando
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

INTERNATIONAL INVESTMENTS ENTAIL SPECIAL RISK CONSIDERATIONS INCLUDING CURRENCY, LIQUIDITY, ECONOMIC AND POLITICAL RISKS.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS, AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #523581

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                            TO OUR VALUE LINE U.S. MULTINATIONAL
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

We closed out the first half of our fiscal year with a loss, though we beat the Standard & Poor's 500(1) Index during the period. Between April 1st and September 30th, the U.S. Multinational Fund lost 26.03%, while the benchmark lost 28.36%. Thus, we outperformed our index by 233 basis points over the fiscal first half.

Stocks took a beating in the aftermath of the corporate governance and accounting scandals involving Enron, Worldcom, Tyco International, and other high-profile companies, and we're just getting that episode of American corporate history behind us as the year draws to an end. The war on terrorism and the prospect of war against Iraq has commanded--and continues to command--the attention and anxiety of the investing public. Finally, after holding up for much of 2002, there is some doubt about the durability of the U.S. economy, and the economic backdrop in many of the foreign markets in which our multinational companies operate is also less than robust (see our "Economic Observations" panel nearby).

However, though risks remain (especially in the geo-political realm), we think that stocks may be poised for a rebound. Interest rates are as low as they've been in a generation, inflation is not a threat anywhere in the developed world and the three-year selloff in the global equity markets maybe running out of steam. If investors reestablish positions in U.S. stocks over the next several quarters, in spite of the ongoing uncertainties, particularly given the Iraq related crisis, we think that the liquid, large-capitalization corporate names that make up the multinational universe should dominate the investment landscape.

Thank you very much for your continued support, and we look forward to a more upbeat letter at the end of our fiscal year.


                                   Sincerely,


                                   /s/ Jean Bernard Buttner


                                  Jean Bernhard Buttner
                                  CHAIRMAN AND PRESIDENT

November 7, 2002


--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


--------------------------------------------------------------------------------
2

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

COMPANY FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS


The U.S. economy is continuing to struggle in its attempt to forge a durable recovery. For example, after starting the year strongly, with gross domestic product surging by 5.0% in the first quarter, growth slackened in the April-to-June period, with GDP gaining just 1.3%. The upturn subsequently stepped up a notch in the third quarter, with GDP growth increasing to 3.1%, on the strength of healthy levels of consumer spending and further gains in housing demand. Now, the business expansion is faltering anew, with growth being held in check by declines in consumer confidence, rising unemployment, sluggish manufacturing, and mounting concerns about a war with Iraq. The Federal Reserve, which is concerned as well about the slowing pace of business activity, recently voted to reduce short-term interest rates by a half of a percentage point, a larger cut than most had anticipated. We now believe that the Fed has completed its monetary easing cycle.


All told, we project that GDP growth for the final three months of 2002 will average a tepid 1%-2%. Growth should then step up a notch in 2003, with help from the succession of interest rate reductions enacted during 2001 and 2002, the expected satisfactory resolution of the conflict with Iraq, and the emergence of the beleaguered capital goods sector from its prolonged slump. In all, we expect the rate of GDP growth to increase to 2%, or so, in the opening quarter of the new year and to then move into the 3% area, or slightly better, over the balance of the year. A healthier rate of corporate earnings growth should accompany this likely modest acceleration in GDP growth.


Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now fore-cast, or a prolonged rise in oil prices stemming from a surprisingly long conflict with Iraq, inflation should continue to be held in comparative check through the middle years of this decade.


PERFORMANCE DATA:**


                                                         AVERAGE ANNUAL
                                                          TOTAL RETURN
                                                        ---------------
1 year ended September 30, 2002 .......................      -19.79%
5 years ended September 30, 2002 ......................       -3.70%
From November 17, 1995+ to September 30, 2002 .........       +4.58%

--------------------------------------------------------------------------------
+ COMMENCEMENT OF OPERATIONS.

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (86.3%)
             AEROSPACE/DEFENSE (5.4%)
 3,300       General Dynamics Corp. ..........................    $ 268,389
 3,500       L-3 Communications
               Holdings, Inc.* ...............................      184,450
 5,000       Raytheon Co. ....................................      146,500
                                                                   ---------
                                                                    599,339
             BEVERAGE --
               ALCOHOLIC (1.0%)
 2,200       Anheuser-Busch Companies, Inc. ..................      111,320

             BEVERAGE --
               SOFT DRINK (3.3%)
 2,300       Coca Cola Co. ...................................      110,308
 7,100       PepsiCo, Inc. ...................................      262,345
                                                                  ---------
                                                                    372,653
             CHEMICAL --
               SPECIALTY (2.9%)
10,000       International Flavors & Fragrances,
               Inc. ..........................................      318,500

             COMPUTER &
               PERIPHERALS (1.5%)
 7,000       Dell Computer Corp.* ............................      164,570

             COMPUTER SOFTWARE &
               SERVICES (7.9%)
12,500       Fiserv, Inc.* ...................................      351,000
12,000       Microsoft Corp.* ................................      524,280
                                                                  ---------
                                                                    875,280
             DRUG (4.7%)
18,000       Pfizer, Inc. ....................................      522,360

             ELECTRICAL
               EQUIPMENT (3.7%)
16,500       General Electric Co. ............................      406,725

SHARES                                                              VALUE
--------------------------------------------------------------------------------
             ENTERTAINMENT
               TECHNOLOGY (1.8%)
 3,000       Electronic Arts Inc.* ...........................    $ 197,880

             FINANCIAL SERVICES-
               DIVERSIFIED (7.7%)
 9,000       American International Group, Inc. ..............      492,300
12,500       Citigroup, Inc. .................................      370,625
                                                                  ---------
                                                                    862,925
             HOUSEHOLD
               PRODUCTS (3.5%)
 5,100       Colgate-Palmolive Co. ...........................      275,145
 1,300       Procter & Gamble Co. (The) ......................      116,194
                                                                  ---------
                                                                    391,339
             INSURANCE -- PROPERTY/
               CASUALTY (0.2%)
   540       Travelers Property Casualty Corp.
               Class "A"* ....................................        7,128
 1,109       Travelers Property Casualty Corp.
               Class "B"* ....................................       15,005
                                                                  ---------
                                                                     22,133
             INTERNET (0.9%)
 2,000       eBay, Inc.* .....................................      105,620

             MEDICAL SUPPLIES (17.1%)
12,300       Biomet, Inc. ....................................      327,549
 9,800       Fisher Scientific International, Inc.* ..........      297,430
12,000       Johnson & Johnson ...............................      648,960
15,000       Medtronic, Inc. .................................      631,800
                                                                  ---------
                                                                  1,905,739
             OFFICE EQUIPMENT &
               SUPPLIES (2.3%)
20,000       Staples, Inc.* ..................................      255,800

--------------------------------------------------------------------------------
4

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

SHARES                                                              VALUE
--------------------------------------------------------------------------------
             OILFIELD SERVICES/
               EQUIPMENT (3.6%)
 7,500       BJ Services Co.* ................................    $  195,000
 6,500       Noble Drilling Corp.* ...........................       201,500
                                                                  ----------
                                                                     396,500
             RECREATION (8.2%)
12,000       Harley-Davidson, Inc. ...........................       557,400
20,000       Mattel, Inc. ....................................       360,200
                                                                  ----------
                                                                     917,600
             RETAIL SPECIAL
               LINES (2.1%)
16,500       Limited Brands, Inc. ............................       236,610

             RETAIL STORE (5.9%)
 9,000       Costco Wholesale Corp.* .........................       291,330
 7,500       Wal-Mart Stores, Inc. ...........................       369,300
                                                                  ----------
                                                                     660,630
             TOBACCO (2.6%)
 7,500       Philip Morris Companies, Inc. ...................       291,000
                                                                  ----------
             TOTAL COMMON STOCKS
               & TOTAL INVESTMENT
               SECURITIES (86.3%)
               (COST $7,789,471) .............................     9,614,523
                                                                  ----------

 PRINCIPAL
   AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (13.5%)
  (INCLUDING ACCRUED INTEREST)

$1,500,000      Collateralized by $1,100,000
                  U.S. Treasury Bonds
                  10.375%, due 11/15/12, with
                  a value of $1,532,094 (with
                  Morgan Stanley Dean Witter
                  & Co., 1.82%, dated 9/30/02,
                  due 10/1/02, delivery value
                  $1,500,076) ................................    $1,500,076

                CASH AND OTHER ASSETS
                  IN EXCESS OF
                  LIABILITIES (0.2%) .........................        27,883
                                                                  ----------
                NET ASSETS (100.0%) ..........................   $11,142,482
                                                                 ===========
                NET ASSET VALUE,
                  OFFERING AND
                  REDEMPTION PRICE,
                  PER OUTSTANDING
                  SHARE ($11,142,482 -
                  1,015,994 SHARES OF CAPITAL
                  STOCK OUTSTANDING) .........................   $    10.97
                                                                 ===========

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
   (Cost - $7,789,471) .....................................    $ 9,614,523
Repurchase agreement
   (Cost - $1,500,076) .....................................      1,500,076
Cash .......................................................         47,304
Dividends receivable .......................................         10,292
Receivable for capital shares sold .........................          1,649
                                                                -----------
  TOTAL ASSETS .............................................     11,173,844
                                                                -----------
LIABILITIES:
Accrued expenses:
  Advisory fee payable .....................................          7,197
  Service and distribution plan fees
     payable ...............................................          2,399
  Other ....................................................         21,766
                                                                -----------
  TOTAL LIABILITIES ........................................         31,362
                                                                -----------
NET ASSETS .................................................    $11,142,482
                                                                ===========
NET ASSETS CONSIST OF:
Capital stock, at $.01 par value
   (authorized 50,000,000, outstanding
   1,015,994 shares) .......................................    $    10,160
Additional paid-in capital .................................      9,164,864
Accumulated net investment loss ............................        (97,688)
Undistributed net realized gain
   on investments ..........................................        240,094
Net unrealized appreciation of
   investments .............................................      1,825,052
                                                                -----------
NET ASSETS .................................................    $11,142,482
                                                                ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($11,142,482 -
   1,015,994 SHARES OUTSTANDING) ...........................    $     10.97
                                                                ===========


STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend ...................................................    $    53,370
Interest ...................................................         13,568
                                                                -----------
     Total Income ..........................................         66,938
                                                                -----------
EXPENSES:
Advisory fee ...............................................         55,361
Auditing and legal fees ....................................         25,706
Service and distribution plan fee ..........................         18,453
Accounting and bookkeeping fees ............................         16,200
Custodian fees .............................................         14,122
Directors' fees and expenses ...............................         10,924
Registration and filing fees ...............................         10,140
Printing ...................................................          6,208
Insurance, dues and other ..................................          4,567
Transfer agent .............................................          3,605
                                                                -----------
     Total Expenses before custody
        credits ............................................        165,286
     Less: custody credits .................................           (660)
                                                                -----------
     Net Expenses ..........................................        164,626
                                                                -----------
NET INVESTMENT LOSS ........................................        (97,688)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
     Net Realized Loss .....................................       (183,706)
     Change in Net Unrealized
        Appreciation .......................................     (4,627,047)
                                                                -----------
NET REALIZED LOSS AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS .............................................     (4,810,753)
                                                               -----------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..............................................    $(4,908,441)
                                                                ===========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND THE YEAR ENDED
MARCH 31, 2002
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                          SEPTEMBER 30, 2002        MARCH 31,
                                                                              (UNAUDITED)             2002
                                                                         --------------------   ----------------
OPERATIONS:
 Net investment loss .................................................       $    (97,688)       $    (175,927)
 Net realized (loss) gain on investments .............................           (183,706)             466,086
 Change in net unrealized appreciation ...............................         (4,627,047)          (2,247,908)
                                                                             ------------        -------------
 Net decrease in net assets from operations ..........................         (4,908,441)          (1,957,749)
                                                                             ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................                 --           (2,015,991)
                                                                             ------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................          5,640,423            4,147,172
 Proceeds from reinvestment of distributions to shareholders .........                 --            2,011,392
 Cost of shares repurchased ..........................................         (8,260,408)         (13,420,739)
                                                                             ------------        -------------
 Net decrease from capital share transactions ........................         (2,619,985)          (7,262,175)
                                                                             ------------        -------------
TOTAL DECREASE IN NET ASSETS .........................................         (7,528,426)         (11,235,915)
NET ASSETS:
 Beginning of period .................................................         18,670,908           29,906,823
                                                                             ------------        -------------
 End of period .......................................................       $ 11,142,482        $  18,670,908
                                                                             ============        =============
ACCUMULATED NET INVESTMENT LOSS, AT END OF PERIOD ....................       $    (97,688)       $          --
                                                                             ============        =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line U.S. Multinational Company Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
8

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                SIX MONTHS ENDED
                               SEPTEMBER 30, 2002       YEAR ENDED
                                   (UNAUDITED)        MARCH 31, 2002
                              --------------------   ---------------
Shares sold .................        410,630          255,441
Shares issued in
   reinvestment
   of distributions .........             --          129,683
                                     -------          -------
                                     410,630          385,124
Shares repurchased ..........        654,029          892,618
                                     -------          -------
Net decrease ................       (243,399)        (507,494)
                                    ========         ========


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                     SIX MONTHS ENDED
                                    SEPTEMBER 30, 2002
                                       (UNAUDITED)
                                   -------------------
PURCHASES:
Investment Securities ...........      $1,667,455
                                       ==========
SALES:
Investment Securities ...........      $4,844,051
                                       ==========


4.  INCOME TAXES
At September 30, 2002, information on the tax components of capital is as follows:

                                                   (UNAUDITED)
                                                 --------------
Cost of investment for tax purposes: .........     $9,289,547
                                                   ==========
Gross tax unrealized appreciation ............     $2,292,429
Gross tax unrealized depreciation ............       (467,377)
                                                   ----------
Net tax unrealized appreciation
   on investment .............................     $1,825,052
                                                   ==========


5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $55,361 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2002. The fee is computed at the annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the `Distributor'), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $18,453 were paid or payable to the Distributor under this Plan for the six months ended September 30, 2002.

For the six months ended September 30, 2002, the Fund's expenses were reduced by $660 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. For the six month period ended September 30, 2002, the Fund reimbursed the Distributor $2,488 for performance of trading services on behalf of the Fund.

At September 30, 2002, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 847,746 shares of the Fund's capital stock, representing 83.4% of the outstanding shares.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS ENDED                             YEARS ENDED MARCH 31,
                                      SEPTEMBER 30, 2002     -------------------------------------------------------------------
                                          (UNAUDITED)         2002            2001          2000            1999          1998
                                           -------           -------         -------       -------         -------       -------
 NET ASSET VALUE, BEGINNING
  OF PERIOD ....................           $ 14.83           $ 16.93         $ 25.28       $ 19.75         $ 16.27       $ 12.34
                                           -------           -------         -------       -------         -------       -------
  INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment loss .........              (.10)             (.14)           (.16)         (.15)           (.13)         (.08)
   Net gains or losses on
     securities (both realized
     and unrealized) ...........             (3.76)             (.18)          (7.85)         6.11            3.61          4.80
                                           -------           -------         -------       -------         -------       -------
   Total from investment
     operations ................             (3.86)             (.32)          (8.01)         5.96            3.48          4.72
                                           -------           -------         -------       -------         -------       -------
  LESS DISTRIBUTIONS:
   Distributions from
     realized gains ............                --             (1.78)           (.34)         (.43)             --          (.79)
                                           -------           -------         -------       -------         -------       -------
 Net asset value, end of period            $ 10.97           $ 14.83         $ 16.93       $ 25.28         $ 19.75       $ 16.27
                                           =======           =======         =======       =======         =======       =======
 TOTAL RETURN ..................            -26.03%+           -2.33%         -31.82%        30.44           21.39%        39.17%
                                           =======           =======         =======       =======         =======       =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (in thousands) ...............           $11,142           $18,671         $29,907       $45,370         $34,103       $29,675
 Ratio of operating expenses to
  average net assets ...........              2.24%*(2)         1.74%(2)        1.47%(2)      1.49%(2)        1.58%(1)      1.69%(1)
 Ratio of net investment loss to
  average net assets ...........             (1.32)%*          (0.73)%         (0.71)%       (0.69)%         (0.76)%       (0.60)%
 Portfolio turnover rate .......                13%+              42%             15%           37%             36%            49%

 *  ANNUALIZED.

 +  NOT ANNUALIZED.

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002, AND THE YEARS ENDED MARCH 31, 2002 AND 2001 AND 1.48% FOR THE YEAR ENDED MARCH 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
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                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

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VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
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1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND
 seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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